UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-PX

               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                Investment Company Act file number   811-21259
                                                  ----------------

                    GMAM Absolute Return Strategies Fund, LLC
            ---------------------------------------------------------
               (Exact name of registrant as specified in charter)

                          767 Fifth Avenue, 15th Floor
                               New York, NY 10153
            ---------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                               David Hartman, Esq.
                General Motors Investment Management Corporation
                          767 Fifth Avenue, 15th Floor
                               New York, NY 10153
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (212) 418-6307
                                                          ----------------

                        Date of fiscal year end: March 31
                                                ----------

             Date of reporting period: July 1, 2004 - June 30, 2005
                                      -----------------------------

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 there under (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

                               PROXY VOTING RECORD

                    FOR PERIOD JULY 1, 2004 TO JUNE 30, 2005



[LOGO OMITTED](sm) PFPC
A member of The PNC Financial Services Group

FORM N-PX SPREADSHEET*

REGISTRANT NAME: GMAM ABSOLUTE RETURN STRATEGIES FUND, LLC
                ------------------------------------------
INVESTMENT COMPANY ACT FILE NUMBER: 811-21259
                                   ----------
REPORTING PERIOD: 07/01/2004 - 06/30/2005
                 ------------------------
REGISTRANT  ADDRESS: 767 FIFTH AVENUE, 15TH FLOOR, NEW YORK, NY 10153
                    -------------------------------------------------
NAME OF SERIES (AS APPLICABLE):
                               --------------------------------------

----------------------------------------------------------------------------------------------------------------------------


 ISSUER OF       EXCHANGE                                                                    WHO PROPOSED        WHETHER
 PORTFOLIO        TICKER    CUSIP #   SHAREHOLDER        SUMMARY OF MATTER VOTED ON         MATTER: ISSUER      FUND CAST
 SECURITY         SYMBOL              MEETING DATE                                          / SHAREHOLDER        VOTE ON
                                                                                                                  MATTER


----------------------------------------------------------------------------------------------------------------------------
JPMorgan          N/A       N/A       20-Jan-05          To elect thirteen individuals      Issuer               Yes
Funds                                                    as Trustees.
----------------------------------------------------------------------------------------------------------------------------
JPMorgan          N/A       N/A       20-Jan-05          To approve Agreements and          Issuer               Yes
Funds                                                    Plans of Reorganization
                                                         pursuant to which each series
                                                         of each JP Morgan Fund other
                                                         than the JPMMFS Funds would
                                                         be reorganized as corresponding
                                                         series of JPMMFS.
----------------------------------------------------------------------------------------------------------------------------
JPMorgan          N/A       N/A       20-Jan-05          To approve the amendment of        Issuer               Yes
Funds                                                    the fundamental investment
                                                         restriction of the Funds
                                                         regarding Borrowing Money.
----------------------------------------------------------------------------------------------------------------------------
Cerberus          N/A       N/A       15-Mar-05          For principal charges to the       Issuer               Yes
International,                                           company's amended articles of
Ltd.                                                     association and to the second
                                                         amended and restated investment
                                                         manager agreement.
----------------------------------------------------------------------------------------------------------------------------
Scout Capital     N/A       N/A       10-May-05          Recommendation that the company    Issuer               Yes
Fund, LTD.                                               amend its Articles of
                                                         Association.
----------------------------------------------------------------------------------------------------------------------------

*Complete for each series of the Registrant, as applicable.

-----------------------------------------------------
                FUND'S VOTE FOR
                   OR AGAINST
 ISSUER OF        PROPOSAL, OR       WHETHER VOTE
 PORTFOLIO      ABSTAIN; FOR OR       WAS FOR OR
 SECURITY           WITHHOLD            AGAINST
                   REGARDING          MANAGEMENT
                  ELECTION OF
                   DIRECTORS
-----------------------------------------------------
JPMorgan             For               For
Funds
-----------------------------------------------------
JPMorgan             For               For
Funds





-----------------------------------------------------
JPMorgan             For               For
Funds


-----------------------------------------------------
Cerberus             For               For
International,
Ltd.


-----------------------------------------------------
Scout Capital        For               For
Fund, LTD.

-----------------------------------------------------

*Complete for each series of the Registrant, as applicable.

                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

 Registrant                GMAM Absolute Return Strategies Fund, LLC
           ---------------------------------------------------------------------

 By (Signature and Title)* /s/W. Allen Reed
                          ------------------------------------------------------
                                   W. Allen Reed, President
                                   (Principal Executive Officer)

 Date             July 18, 2005
     ---------------------------------------------------------------------------

*Print the name and title of each signing officer under his or her signature.